Provisions - Spanish Entities - Present Value of Obligations (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Actuarial losses (gains) arising from changes in financial assumptions, net defined benefit liability (asset)	€ (1,677)
Post-Employment Plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) at beginning of period	5,427	€ 5,912	€ 4,856
Net inclusion of entities in the Group	0	(36)	1,563
Current service cost	12	18	16
Interest cost	72	99	94
Pre-retirement cost	1	1	0
Effect of curtailment/settlement	(29)	(4)	(2)
Benefits paid	(400)	(423)	(388)
Benefits paid due to settlements	0	0	(260)
Past service cost	3	3	0
Actuarial (gains)/losses	407	(145)	57
Actuarial losses (gains) arising from changes in demographic assumptions, net defined benefit liability (asset)	15	(21)	(7)
Actuarial losses (gains) arising from changes in financial assumptions, net defined benefit liability (asset)	392	(124)	64
Exchange differences and other items	1	2	(24)
Net defined benefit liability (asset) at end of period	5,494	5,427	5,912
Other similar obligations | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) at beginning of period	1,204	1,660	1,657
Net inclusion of entities in the Group	(1)	0	202
Current service cost	1	1	1
Interest cost	15	18	21
Pre-retirement cost	687	208	248
Effect of curtailment/settlement	(2)	0	0
Benefits paid	(599)	(617)	(490)
Benefits paid due to settlements	0	0	0
Past service cost	1	5	0
Actuarial (gains)/losses	7	6	13
Actuarial losses (gains) arising from changes in demographic assumptions, net defined benefit liability (asset)	(9)	(3)	10
Actuarial losses (gains) arising from changes in financial assumptions, net defined benefit liability (asset)	16	9	3
Exchange differences and other items	22	(77)	8
Net defined benefit liability (asset) at end of period	1,335	1,204	1,660
Other Foreign Countries | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) at beginning of period	9,116	9,534	9,876
Net inclusion of entities in the Group	0	36	165
Current service cost	32	34	35
Interest cost	651	646	807
Pre-retirement cost	0	(6)	0
Effect of curtailment/settlement	(1)	(199)	(19)
Benefits paid	(666)	(634)	(716)
Benefits paid due to settlements	0	0	(24)
Past service cost	6	3	3
Actuarial (gains)/losses	1,652	390	404
Actuarial losses (gains) arising from changes in demographic assumptions, net defined benefit liability (asset)	3	(59)	(140)
Actuarial losses (gains) arising from changes in financial assumptions, net defined benefit liability (asset)	1,649	449	544
Exchange differences and other items	(78)	(693)	(1,003)
Net defined benefit liability (asset) at end of period	10,717	€ 9,116	€ 9,534
SPAIN
Disclosure of net defined benefit liability (asset) [line items]
Actuarial losses (gains) arising from changes in financial assumptions, net defined benefit liability (asset)	€ 278